IBEW/NECA Employee Benefits Conference

January 27, 2012

Chang Suh, CFA, CPA

Executive Vice President & Chief Portfolio Manager

AFL-CIO Housing Investment Trust

2401 Pennsylvania Avenue, NW, Suite 200 • Washington, DC 20037 • (202) 331-8055

www.aflcio-hit.com

About the Housing Investment Trust

- Open-end institutional mutual fund
- Established in 1965
- $4.26 billion investment grade fixed-income portfolio
- 358 investors, including 90 IBEW affiliated funds, as of December 31, 2011

HIT Objective and Strategy

OBJECTIVE:

Generate competitive risk-adjusted fixed-income returns, while financing housing, including affordable and workforce housing, and creating good union jobs

STRATEGY:

- Construct and manage a portfolio with superior credit quality, higher yield and similar interest rate risk relative to the Barclays Aggregate Bond Index benchmark
- Specialize and overweight in government/agency multifamily MBS, with a focus on construction-related investments

HIT Track Record - Returns

Competitive returns – 19 consecutive calendar years of gross returns exceeding Barclays Capital Aggregate Bond Index (12 years on a net basis)


Total Returns vs. Benchmark
As of December 31, 2011
10%
8%
6%
4%
2%
0%
8.34%
7.86%
7.84%
7.23%
6.76%
6.77%
6.90%
6.45%
6.50%
6.32%
5.89%
5.78%
6.91%
6.49%
6.32%
1-year
3-year
5-year
10-year
15-year
HIT Gross
HIT Net
Barclays Aggregate

The performance data quoted represents past performance and is no guarantee of future results. Periods over one year are annualized. Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost. The HIT's current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available from the HIT's website at www.aflcio-hit.com. Gross performance figures do not reflect the deduction of HIT expenses. Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT. Information about HIT expenses can be found on page 1 of the HIT's current prospectus.

HIT Track Record - Returns

Growth of $10 Million Invested

December 31, 1999 to December 31, 2011	Ending Value (Millions)	% Change
HIT	**$21.54**	**115%**
Barclays Capital Aggregate	$21.22	112%
U.S. Dow Jones	$10.62	6%
U.S. NYSE	$10.88	9%
Dow Investment Grade Corporate Index	$11.90	19%
U.S. S&P	$8.56	-14%
Japan Nikkei 225	$4.46	-55%

Source: Haver Analytics and the HIT



$21.5M
$21.2M
22
20
18
16
14
12
10
In Millions
Dec-99
Dec-00
Dec-01
Dec-02
Dec-03
Dec-04
Dec-05
Dec-06
Dec-07
Dec-08
Dec-09
Dec-10
Dec-11
HIT Net
Barclays Aggregate

HIT Track Record – Jobs and Housing

	Since Inception	Construction Jobs Initiative*
HIT Commitments	$6.3 billion	$1.0 billion
Total Development Value	$9.4 billion	$2.0 billion
Total Units	101,700	12,800
Affordable Units	62,100	9,900
Union Jobs	69,300	11,400

*Launched in 2009

HIT's Internal Management

HIT

Marketing

- Market to Taft-Hartley and Public Funds
- Investor Relations

Portfolio Management

- Risk Management
- Investment Pricing/Structuring
- Trading

Multifamily Investments

- Identify and Source Construction-Related Projects
- Work with Mortgage Bankers, Developers, Housing Finance Agencies, Labor/Community Organizations, etc.

HIT's Deal Sourcing & Investment Process

Mortgage Bankers

Developers

Labor/Community Organizations

Housing Finance Agencies

→ **Proposed Housing Projects Referred to HIT**

→ **HIT Initial Screening**

- Housing/Healthcare Development
- 100% Union Labor
- Credit Criteria Met
- Market Interest Rate on HIT Investment

Fails to meet initial requirements



HIT's Deal Sourcing & Investment Process *(continued)*

Meets initial requirements

HIT Review & Analysis

- Development Team
- Market & Deal Analysis
- Property Characteristics
- Labor Concurrence

Pricing and Structuring

- Rate
- Size
- Prepayment
- Maturity
- Credit Enhancement

Portfolio Investment

- Interest Rate Risk Management
- Credit Monitor
- Liquidity
- Relative Value
- Trading

HIT's Investments



Elizabeth Seton Pediatric Center
Yonkers, NY
Ginnie Mae
TDV: $115.6 million
137 beds

Sources of Funds	
HUD/FHA First Mortgage	$100.0 M
Developer Equity	$15.6 M

HIT's Investments



Arc Light Apartments
San Francisco, CA
Ginnie Mae
TDV: $47.9 million
94 units

Sources of Funds	
HUD/FHA First Mortgage	$32.5 M
Developer Equity	$12.1 M
Historic and LIHTC Tax Credit	$3.3 M

HIT's Investments



Park Pacific Apartments
St. Louis, MO
Ginnie Mae
TDV: $98.3 million
230 units

Sources of Funds	
HUD/FHA First Mortgage	$63.1 M
Federal and Missouri Historical Tax Credits	$34.3 M
Deferred Developer Fee	$0.9 M

Market Outlook


Total Construction Spending
800,000
700,000
600,000
500,000
400,000
300,000
200,000
Millions
Residential
Nonresidential
Nov-02
Aug-03
May-04
Feb-05
Nov-05
Aug-06
May-07
Feb-08
Nov-08
Aug-09
May-10
Feb-11
Nov-11

Source: US Census Bureau

Market Outlook



Real GDP Versus Real Residential Investment
(Billion of 2005 US$)
Real Residential Investment (left axis)
Real GDP (right axis)
900
800
700
600
500
400
300
200
100
0
14,000
12,000
10,000
8,000
6,000
4,000
2,000
Q2-1948
Q2-1951
Q2-1954
Q2-1957
Q2-1960
Q2-1963
Q2-1966
Q2-1969
Q2-1972
Q2-1975
Q2-1978
Q2-1981
Q2-1984
Q2-1987
Q2-1990
Q2-1993
Q2-1996
Q2-1999
Q2-2002
Q2-2005
Q2-2008
Q2-2011

Source: US Bureau of Economic Analysis

Market Outlook


Residential Investment as a Percentage of GDP
10%
9%
8%
7%
6%
5%
4%
3%
2%
Q2-1948
Q2-1951
Q2-1954
Q2-1957
Q2-1960
Q2-1963
Q2-1966
Q2-1969
Q2-1972
Q2-1975
Q2-1978
Q2-1981
Q2-1984
Q2-1987
Q2-1990
Q2-1993
Q2-1996
Q2-1999
Q2-2002
Q2-2005
Q2-2008
Q2-2011

Source: US Bureau of Economic Analysis

Market Outlook



Steady Decline in Home Ownership Since 2004
Percent
70
69
68
67
66
65
64
63
Q2-1980
Q2-1981
Q2-1982
Q2-1983
Q2-1984
Q2-1985
Q2-1986
Q2-1987
Q2-1988
Q2-1989
Q2-1990
Q2-1991
Q2-1992
Q2-1993
Q2-1994
Q2-1995
Q2-1996
Q2-1997
Q2-1998
Q2-1999
Q2-2000
Q2-2001
Q2-2002
Q2-2003
Q2-2004
Q2-2005
Q2-2006
Q2-2007
Q2-2008
Q2-2009
Q2-2010
Q2-2011

Source: US Census Bureau

Market Outlook


Increased Demand for Multifamily Housing
(multifamily housing starts 12 month moving average at an annual rate)
Thousands
600
500
400
300
200
100
0
Mar-80
Apr-81
May-82
Jun-83
Jul-84
Aug-85
Sep-86
Oct-87
Nov-88
Dec-89
Jan-91
Feb-92
Mar-93
Apr-94
May-95
Jun-96
Jul-97
Aug-98
Sep-99
Oct-00
Nov-01
Dec-02
Jan-04
Feb-05
Mar-06
Apr-07
May-08
Jun-09
Jul-10
Aug-11

Source: US Census Bureau

Market Outlook



Home Owners Switching to Renting
700,000
600,000
500,000
400,000
300,000
200,000
100,000
-
Under 25
25-34
35-44
45-54
55-64
65-74
75 and Over
2003
2005
2007
2009

Source: Joint Center for Housing Studies of Harvard University tabulations of US Census Bureau

Market Outlook



Household Formation
Thousands
2,000
1,800
1,600
1,400
1,200
1,000
800
600
400
200
1990
1991
1992
1993
1994
1995
1996
1997
1998
1999
2000*
2001
2002
2003
2004
2005
2006
2007
2008
2009
2010
2011**

Source: US Census Bureau
** Data Revised Post 2000, Break in Series*
** * 2011 Data through Q3*

Multifamily/Rental Housing Demand Facts

- Hard to access mortgage credit for single home buyers
- Lessons learned from Housing Bubble
- Americans switching to Renting vs. Owning
- Household formation of 1.2 million per year in a normal economy
- Nearly 3 million households have become renters since the housing meltdown – at least 3 million more expected by 2015
- Rehab opportunities
- Aging multifamily projects will need substantial rehab in dense urban markets
- Migration into major cities and limited land – need to build up
- Time horizon – expected to be strong and ongoing for the foreseeable future

Key Macro Points

- High Unemployment/Weak Job Market
- Tight credit conditions and deleveraging
- Limited Fiscal/Government Stimulus due to debt levels
- Slowdown in Europe and China
- Central Bank plans to keep short-term rates near zero until Mid 2013
- Yield curve is still steep and has room to absorb tightening
- Inflation expectations low

HIT Positioned Well

- Strong pipeline and robust multifamily/rental development going forward
- FHA and GSE still the most competitive source for financing multifamily development projects
- Low inflation expectations
- Portfolio has a strong yield advantage versus the market portfolio
- Portfolio is safer with government guaranteed mortgage securities
- Portfolio has strong prepayment protection
- HIT will continue to help create union jobs and stimulate local economies

Contact information

Washington, DC Headquarters

2401 Pennsylvania Avenue, NW, Suite 200
Washington, DC 20037
(202) 331-8055
www.aflcio-hit.com

Chang Suh, CFA, CPA *Executive Vice President - Chief Portfolio Manager*
csuh@aflcio-hit.com

Lesyllee White, *Director of Marketing*
lwhite@aflcio-hit.com

Paul Sommers, *Midwest Regional Marketing Director*
psommers@aflcio-hit.com

Investors should consider the HIT's investment objectives, risks and expenses carefully before investing. A prospectus containing more complete information may be obtained from the HIT by calling the Marketing and Investor Relations Department collect at 202-331-8055 or by viewing the HIT's website at www.aflcio-hit.com. The prospectus should be read carefully before investing.

This document contains forecasts, estimates, opinions, and/or other information that is subjective. Statements concerning economic, financial, or market trends are based on current conditions, which will fluctuate. There is no guarantee that such statements will be applicable under all market conditions, especially during periods of downturn. It should not be considered as investment advice or as a recommendation of any kind.

Thank you!